ACCRUED LIABILITIES AND OTHER PAYABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

9. ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consisted of the following at September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Accrued employees’ social insurance	$258,094	$327,735
Accrued payroll and commission	264,613	179,183
Accrued rent expense	11,625	29,000
Construction payable	1,463,969	111,807
Payable for equipment purchase	20,051	-
Accrued professional fees	206,427	50,840
Deposit	11,668	12,239
Other payables	44,998	41,596
Acquisition payable (see Note 17)	3,622,293	-
Total	$5,903,738	$752,400

9. ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Accrued employees’ social insurance	$327,735	$364,870
Accrued payroll and commission	179,183	105,844
Accrued rent expense	29,000	-
Construction payable	111,807	-
Accrued professional fees	50,840	16,927
Deposit	12,239	-
Other payables	41,596	26,598
Total	$752,400	$514,239